EXCHANGEABLE NOTES AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
EXCHANGEABLE NOTES AND OTHER BORROWINGS
24.	EXCHANGEABLE NOTES AND OTHER BORROWINGS

The carrying value of exchangeable senior notes and other borrowings is as follows:

	December 31, 2021 US$’000	December 31, 2020 US$’000
Current liabilities
Exchangeable senior notes	83,312	-

Total current liabilities	83,312	-

	December 31, 2021 US$’000	December 31, 2020 US$’000
Non-Current liabilities
Exchangeable senior notes	-	82,664
Other borrowings	-	31
Total value of embedded derivatives – liability	-	1,370

Total non-current liabilities	-	84,065

Exchangeable senior notes

The exchangeable senior notes have been presented within current liabilities at December 31, 2021 as the Company does not have an unconditional right to defer settlement of the exchangeable notes for at least 12 months after the reporting period due to the existence of a put option which allows the holders to put the exchangeable notes to the issuer at par on April 1, 2022. This accounting treatment of the exchangeable notes is required by IAS 1.

On December 15, 2021, Trinity Biotech agreed terms with 5 holders of the exchangeable notes for the repurchase of approximately 99.7% of the outstanding notes. The agreement was conditional on certain lending conditions being met and required shareholder approval, which was obtained in January 2022.  In respect of the company’s financial position as at December 31, 2021, the agreement to repurchase the exchangeable notes is a non-adjusting event under IAS 10. For more information on the retiring of the exchangeable notes, refer to Note 30, Post Balance Sheet events.

The Group originally issued US$115,000,000 of exchangeable senior notes in 2015, which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange. The notes are senior unsecured obligations and accrue interest at an annual rate of 4%, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015.

The notes are convertible into ordinary shares of the parent entity at the applicable exchange rate, at any time prior to the close of business on the second business day immediately preceding the maturity date, at the option of the holder, or repayable on April 1, 2045. The conversion rate is 47.112 ADSs per $1,000 principal amount of notes, equivalent to an exchange price of approximately $21.88 per ADS. The exchange rate is subject to adjustment upon the occurrence of certain events but will not be adjusted for any accrued and unpaid interest. The notes include a number of non-financial covenants, all of which were complied with at December 31, 2021.

In August 2018, the Group purchased US$15,100,000 of the exchangeable notes, at a rate of 79.75 cents in the Dollar. The amount paid was US$12,042,000 plus accrued interest of US$205,000. The gain on the purchase was US$468,000 and this was shown within selling, general and administrative expenses in the statement of operations for the year ended December 31, 2018. The nominal amount of the debt after the purchase is US$99,900,000.

The movement in the Exchangeable senior notes is as follows:

	December 31, 2021 US$’000	December 31, 2020 US$’000
Balance at 1 January	82,664	82,021
Accretion interest (Note 8)	648	643

	83,312	82,664

Embedded derivatives

The notes include a number of put and call options, and these embedded derivatives are measured at fair value through the Consolidated Statement of Operations. The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method.

The embedded derivatives are summarised as follows:

	December 31, 2021 US$’000	December 31, 2020 US$’000
Non-current assets
Exchangeable note bond call option	-	150

Non-current liabilities
Exchangeable note equity conversion option	-	1,370
Exchangeable note bond put option	-	-

	-	1,370

Total value of embedded derivatives – net liability	-	1,220

Financial income in the consolidated statement of operations for the year includes US$1,220,000 (2020 financial expense: US$1,216,000) arising from the revaluation of embedded derivatives at fair value at December 31, 2021.

This liability will accrete back to its nominal value of US$99,900,000 at the end of the full term of the debt maturity in 2045 using an effective interest rate methodology. Financial expense in the consolidated statement of operations for the year includes US$648,000 (2020: US$643,000) of accretion interest.

Other borrowings

Other borrowings relates to an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan is repayable by December 31, 2022.